Average Annual Total Returns - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2010 Fund	May 30, 2023
Fidelity Freedom Blend 2010 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(13.51%)
Since Inception	2.27%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	0.25%	[1]
F0201
Average Annual Return:
Past 1 year	(12.90%)
Since Inception	2.43%	[1]

[1]	A From August 31, 2018